Q3 ALL-WEATHER SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS - 97.1%		Shares	Value
ETFMG Prime Mobile Payments ETF (a)		14,400	$ 1,039,536
Fidelity MSCI Consumer Discretionary Index ETF		6,080	503,728
Fidelity MSCI Industrials Index ETF		18,400	1,014,208
iShares Global Tech ETF		8,500	511,105
iShares U.S. Broker-Dealers & Securities Exchanges ETF		5,100	559,113
iShares U.S. Home Construction ETF		7,200	526,608
Technology Select Sector SPDR® Fund (The)		3,270	519,473
VanEck Retail ETF		5,730	1,038,505
Vanguard Industrials ETF		2,600	517,946
Total Exchange-Traded Funds (Cost $5,814,535)	5)		$ 6,230,222

MONEY MARKET FUNDS - 2.8%		Shares	Value
First American Government Obligations Fund - Class X, 0.03% (b) (Cost $178,930)		178,930	$ 178,930

Investments at Value - 99.9% (Cost $5,993,465)			$ 6,409,152

Other Assets in Excess of Liabilities - 0.1%			4,591

Net Assets - 100.0%			$ 6,413,743

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2021.

Q3 ALL-WEATHER TACTICAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.6%	Shares	Value
Invesco QQQ Trust, Series 1 (Cost $120,584,543)	369,000	$ 140,201,550

MONEY MARKET FUNDS - 5.9%	Shares	Value
First American Government Obligations Fund - Class X, 0.03% (a) (Cost $8,395,929)	8,395,929	$ 8,395,929

Investments at Value - 104.5% (Cost $128,980,472)		$ 148,597,479

Liabilities in Excess of Other Assets - (4.5%)		(6,426,457)

Net Assets - 100.0%		$ 142,171,022

(a)	The rate shown is the 7-day effective yield as of August 31, 2021.